Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	417,314,679.21	20,744
Yield Supplement Overcollateralization Amount 08/31/26	21,682,604.92	0
Receivables Balance 08/31/26	438,997,284.13	20,744
Principal Payments	20,305,324.27	474
Defaulted Receivables	1,026,297.09	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/26	20,202,413.46	0
Pool Balance at 09/30/26	397,463,249.31	20,233

Pool Statistics	$ Amount	# of Accounts
Pool Factor	31.82%
Prepayment ABS Speed	1.47%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	9,565,365.18	325
Past Due 61-90 days	2,913,388.79	104
Past Due 91-120 days	722,704.93	28
Past Due 121+ days	0.00	0
Total	13,201,458.90	457

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.16%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.87%
Delinquency Trigger Occurred	NO

Recoveries	724,255.86
Aggregate Net Losses/(Gains) - September 2026	302,041.23
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.83%
Prior Net Losses/(Gains) Ratio	0.37%
Second Prior Net Losses/(Gains) Ratio	0.36%
Third Prior Net Losses/(Gains) Ratio	0.50%
Four Month Average	0.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.87%

Overcollateralization Target Amount	6,052,770.45
Actual Overcollateralization	6,052,770.45
Weighted Average Contract Rate	6.81%
Weighted Average Contract Rate, Yield Adjusted	10.03%
Weighted Average Remaining Term	40.17

Flow of Funds	$ Amount
Collections	23,488,588.06
Investment Earnings on Cash Accounts	15,647.49
Servicing Fee	(365,831.07)
Transfer to Collection Account	-
Available Funds	23,138,404.48

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,317,632.96
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	13,798,659.45
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,052,770.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,754,599.62

Total Distributions of Available Funds	23,138,404.48

Servicing Fee	365,831.07
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 09/15/26	411,261,908.76
Principal Paid	19,851,429.90
Note Balance @ 10/15/26	391,410,478.86

Class A-1
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2a
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2b
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-3
Note Balance @ 09/15/26	295,211,908.76
Principal Paid	19,851,429.90
Note Balance @ 10/15/26	275,360,478.86
Note Factor @ 10/15/26	68.3276622%

Class A-4
Note Balance @ 09/15/26	61,570,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	61,570,000.00
Note Factor @ 10/15/26	100.0000000%

Class B
Note Balance @ 09/15/26	36,320,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	36,320,000.00
Note Factor @ 10/15/26	100.0000000%

Class C
Note Balance @ 09/15/26	18,160,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	18,160,000.00
Note Factor @ 10/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,532,374.96
Total Principal Paid	19,851,429.90
Total Paid	21,383,804.86

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.64850%
Coupon	4.11850%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.43000%
Interest Paid	1,089,823.96
Principal Paid	19,851,429.90
Total Paid to A-3 Holders	20,941,253.86

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.2658502
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.3986865
Total Distribution Amount	17.6645367

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.7042778
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.2591313
Total A-3 Distribution Amount	51.9634091

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	695.10
Noteholders' Principal Distributable Amount	304.90

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	3,026,385.22
Investment Earnings	8,707.30
Investment Earnings Paid	(8,707.30)
Deposit/(Withdrawal)	-
Balance as of 10/15/26	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22